Fees Summary	Aug. 14, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,995,000
Previously Paid Amount	0.00
Total Fee Amount	294.46
Total Offset Amount	0.00
Net Fee	294.46
Narrative - Max Aggregate Offering Price	$ 1,995,000
Final Prospectus	true